Segmented Info (Details) - Schedule of Information about the Assets, Liabilities and Profit or Loss From Each Segment - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cultivation Segment [Member]
Segmented Info (Details) - Schedule of Information about the Assets, Liabilities and Profit or Loss From Each Segment [Line Items]
Reportable segment assets				$ 4,127,138	$ 4,253,676
Reportable segment liabilities				3,020,730	9,305,736
Revenues from external customers	$ 1,268,702	$ 57,516	$ 2,517,904
Intersegment revenues
Other revenue
Other income	107,110
Finance income				26,659	10,187	399
Finance expense				1,082,372	645,162	493,807
Depreciation & amortization	2,045,307	1,511,138		308,544	248,743	198,824
Reportable segment loss		(3,747,034)		(5,331,600)	(2,298,310)	(1,394,611)
Distribution Segment [Member]
Segmented Info (Details) - Schedule of Information about the Assets, Liabilities and Profit or Loss From Each Segment [Line Items]
Reportable segment assets				3,716,771	19,664
Reportable segment liabilities				323,129	1,024
Revenues from external customers	128,741	15,580	101,778	41,431	2,062
Intersegment revenues
Other revenue
Other income	8,974			55
Finance income	20	747		90	1	2
Finance expense
Depreciation & amortization	1,898			478
Reportable segment loss				(1,775,923)	(2,261)	(30)
Corporate Segment [Member]
Segmented Info (Details) - Schedule of Information about the Assets, Liabilities and Profit or Loss From Each Segment [Line Items]
Reportable segment assets				205,797
Reportable segment liabilities				6,899,644
Revenues from external customers
Intersegment revenues
Other revenue
Other income	51,659
Finance income
Finance expense				10,509
Depreciation & amortization	102,840
Reportable segment loss				(1,019,823)
Reportable segments [member]
Segmented Info (Details) - Schedule of Information about the Assets, Liabilities and Profit or Loss From Each Segment [Line Items]
Reportable segment assets				8,043,909	4,273,340
Reportable segment liabilities				10,243,143	9,306,760
Revenues from external customers	1,397,443	73,096	$ 2,619,682	41,431	2,062
Intersegment revenues
Other revenue
Other income	167,743			55
Finance income	20	747		26,749	10,188	401
Finance expense				1,092,881	645,162	493,807
Depreciation & amortization	2,150,045	1,511,138		309,022	248,743	198,824
Reportable segment loss		$ (3,747,034)		$ (8,127,347)	$ (2,300,571)	$ (1,394,641)